Segment reporting (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of segment reporting [Line Items]
Revenue	₨ 39,885,580	$ 466,054	₨ 35,633,922	₨ 33,403,726
One Customer of Data center-centric IT services [Member]
Disclosure of segment reporting [Line Items]
Revenue	₨ 6,645,000
More Than [Member]
Disclosure of segment reporting [Line Items]
Percentage of entity's revenue	10.00%	10.00%